Venerable Insurance and Annuity Company
and the following variable annuities supported by its Separate Account B:
GOLDENSELECT FLEET PREMIUM PLUS®
GOLDENSELECT VALUE
GOLDENSELECT ACCESS ONE

Prospectus, Updating Summary Prospectus, and Notice Supplement Dated January 9, 2026

This supplement updates the most recent Prospectus, Updating Summary Prospectus (“USP”), and Notice, as applicable, for your variable annuity Contract and subsequent supplements thereto. Please read it carefully and keep it with your copy of the Prospectus, USP, and Notice, as applicable, for future reference.
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NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING FUND SUBSTITUTIONS

Pursuant to the terms of your variable annuity Contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s (“SEC”) statement on insurance product fund substitutions, Venerable Insurance and Annuity Company (the “Company”) and its above-referenced Separate Account (the “Separate Account”) intends to replace, effective on or about the close of business on March 20, 2026 ( “Substitution Date”), the following “Existing Funds” with the corresponding “Replacement Funds”:
Existing Funds	Replacement Funds
VY CBRE Real Estate Portfolio [1] – Class S	Venerable Real Estate Fund – Class V
Voya International High Dividend Low Volatility Portfolio – Class S	Venerable International Equity Fund – Class V
1 Effective on or about January 21, 2026, the name of this Existing Fund is changing to the VY Columbia Real Estate Portfolio and its subadviser is changing from CBRE Investment Management Listed Real Assets LLC to Columbia Management Investment Advisers, LLC. Consequently, all references in your latest Contract Prospectus, USP, and Notice, as applicable, to CBRE Investment Managed Listed Real Assets LLC as a subadviser to this Existing Fund are deleted as of that date.

These fund substitutions will only affect you if you currently invest in or plan to invest in a Subaccount that corresponds to an Existing Fund.

The following lists important information regarding the fund substitutions:

Voluntary Transfers before the Substitution Date. Prior to the Substitution Date and for thirty days thereafter you may transfer amounts allocated to the Subaccount that invests in an Existing Fund to any other available Subaccount or to any available fixed interest option free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers);

On the Substitution Date. On the Substitution Date, your investment in the Subaccount that invests in an Existing Fund will automatically become an investment in the Subaccount that invests in the corresponding Replacement Fund with an equal total net asset value;

No Fees, Charges, or Taxes. You will not incur any fees or charges or any tax liability because of the substitutions, and your Contract Value immediately before the substitutions will equal your Contract Value immediately after the substitutions;

Fund Fees and Expenses. The overall fees and expenses of each Replacement Fund are equal to or less than those of the corresponding Exiting Fund. Each Replacement Fund’s fees and expenses, investment objective, and information about its investment adviser/subadviser are more fully described in the Replacement Fund’s summary prospectus;

Replacement Funds’ Summary Prospectuses. The Prospectuses for each Replacement Fund are available online at https://docs.venerable.com by selecting your Contract and then the applicable Replacement Fund from the drop-down menus. Read the Replacement Funds’ prospectuses carefully before deciding what to do with amounts allocated to Subaccounts that invest in the Existing Funds that correspond to the Replacement Funds. If you have not received or have access to a Replacement Fund’s summary prospectus or need to request another, please contact Customer Service at 1-800-366-0066 or send an email request to smb-usa-mailbox@venerable.com;

Allocations after the Substitution Date. Unless you provide us with alternative allocation instructions, after the Substitution Date all allocations directed to the Subaccount that invests in an Existing Fund will be automatically allocated to the Subaccount that invests in the corresponding Replacement Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling (800) 366-0066; and

Existing Funds no longer Available. After the Substitution Date, the Existing Funds will no longer be available through the Contract and there will be no further disclosure regarding them in any future Contract Prospectus or USP.

NOTICE OF THE UPCOMING FUND AVAILABILITY

In connection with these upcoming fund substitutions, Subaccounts that invest in the Replacement Funds will be available under your Contract for new premiums and transfers of Contract Value beginning on the Substitution Date. Information about each Replacement Fund is shown below. The Replacement Funds are new and consequently do not yet have actual performance information.

Investment Objective	Fund Name Investment Adviser/Sub-Adviser	Current Expenses
Seeks to provide current income and long-term capital growth.
Venerable Real Estate Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Duff & Phelps Investment Management Co. and Wellington Management Company LLP

(Class V) 1.00%[1]
Seeks to provide long-term capital growth.
Venerable International Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Franklin Advisers, Inc.

Non-Discretionary Sub-Advisers: ClearBridge Investments, LLC and Putnam Investment Management, LLC

(Class V) 0.99%[1]

Additionally, beginning on the Substitution date a Subaccount that invests in the following Fund will also be available under your Contract for new premiums and transfers of Contract Value. This Fund is also new and consequently does not yet have actual performance information.

Investment Objective	Fund Name Investment Adviser/Sub-Adviser	Current Expenses
Seeks to maximize long term total real return, consistent with the preservation of real capital.	Venerable Inflation Focused Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	(Class V) 0.84%[1]

NOTICE OF AN ADDITIONAL NON-DISCRETIONARY SUB-ADVISER FOR THE VENERABLE US LARGE CAP STRATEGIC EQUITY FUND

Effective September 26, 2025, Putnam Investment Management, LLC was added as a Non-Discretionary Sub-Adviser for the Venerable US Large Cap Strategic Equity Fund. This information is hereby added to the Appendix A of your most recent Prospectus, USP, and Notice, as applicable, for this Fund.

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1
Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangement that are in place and reported in the Fund’s prospectus. Current Expenses would be higher if these temporary expense reimbursements/waivers were not reflected. Also note that the Current Expenses reflect only the fees and expenses of the Funds and not the Contract fees and expenses.

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may view these documents online at https://docs.venerable.com or get copies by contacting:
Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.